SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Internet Domain Names
Finite Lived Intangible Assets
Estimated useful lives	10 years
Non-compete agreements
Finite Lived Intangible Assets
Estimated useful lives	6 years
Trademarks
Finite Lived Intangible Assets
Estimated useful lives	3 years
Database
Finite Lived Intangible Assets
Estimated useful lives	3 years